Quarterly Financial Data - Summary of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interim Reporting [Line Items]
Net revenues	$ 330,433	$ 320,352	$ 321,141	$ 327,744	$ 276,605	$ 306,639	$ 309,526	$ 301,106	$ 262,465	$ 615,366	$ 604,349	$ 1,245,842	$ 1,179,736	$ 1,130,714
Net revenues less direct advertising expenses		210,390	211,501	217,021	170,086	200,440	205,681	196,035	159,042
Net (loss) income applicable to common stock	15,331	10,094	17,003	23,031	(10,354)	7,819	13,381	11,534	(25,209)	10,403	12,677	39,774	7,525	6,493
Net (loss) income	15,422			23,122						10,585	12,859	40,139	7,890	6,858
Net (loss) income per common share basic	$ 0.16	$ 0.11	$ 0.18	$ 0.24	$ (0.11)	$ 0.08	$ 0.14	$ 0.13	$ (0.27)	$ 0.11	$ 0.13	$ 0.42	$ 0.08	$ 0.07
Net (loss) income per common share - diluted	$ 0.16	$ 0.11	$ 0.18	$ 0.24	$ (0.11)	$ 0.08	$ 0.14	$ 0.13	$ (0.27)	$ 0.11	$ 0.13	$ 0.42	$ 0.08	$ 0.07
Previously Reported [Member]
Interim Reporting [Line Items]
Net revenues			323,184	324,684	283,479	305,505	306,286	304,872	266,238
Net revenues less direct advertising expenses			213,544	213,961	176,960	199,306	202,441	199,801	162,815
Net (loss) income applicable to common stock			18,249	21,164	(6,161)	7,127	11,405	13,831	(22,907)
Net (loss) income per common share basic			$ 0.09	$ 0.22	$ (0.07)	$ 0.08	$ 0.12	$ 0.15	$ (0.25)
Net (loss) income per common share - diluted			$ 0.09	$ 0.22	$ (0.07)	$ 0.08	$ 0.12	$ 0.15	$ (0.25)
LAMAR MEDIA CORP [Member]
Interim Reporting [Line Items]
Net revenues	330,433	320,352	321,141	327,744	276,605	306,639	309,526	301,106	262,465	615,366	604,349	1,245,842	1,179,736	1,130,714
Net revenues less direct advertising expenses		210,390	211,501	217,021	170,086	200,440	205,681	196,035	159,042
Net (loss) income	15,480	10,228	17,144	23,178	(10,212)	7,986	13,561	11,695	(25,127)	10,702	12,966	40,338	8,115	6,920
LAMAR MEDIA CORP [Member] | Previously Reported [Member]
Interim Reporting [Line Items]
Net revenues			323,184	324,684	283,479	305,505	306,286	304,872	266,238
Net revenues less direct advertising expenses			213,544	213,961	176,960	199,306	202,441	199,801	162,815
Net (loss) income			$ 18,390	$ 21,311	$ (6,019)	$ 7,294	$ 11,585	$ 13,992	$ (22,825)